Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Deferred:
Foreign			$ 6	$ 28
Deferred income tax expense	$ (4)	$ 1	6	28
Current:
State			20	7
Foreign			13	17
Total income tax expense, net	$ 7	$ 14	$ 39	$ 52